Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions	Feb. 12, 2019 $ / shares shares	Jan. 30, 2019 USD ($)	Nov. 25, 2018 $ / shares shares	Nov. 26, 2017 $ / shares shares
Subsequent Event [Line Items]
Common Stock, shares authorized			2,700,000,000	2,700,000,000
Common stock, par value per share | $ / shares			$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase in the number of authorized shares	930,000,000
Stock split ratio	10
Common stock, par value per share | $ / shares	$ 0.01
Subsequent Event [Member] | Common Class A [Member] | 2019 Equity Incentive Plan (the "2019 Plan") [Member]
Subsequent Event [Line Items]
Number of shares authorized to be issued	4,000,000
Subsequent Event [Member] | Common Class A [Member] | 2019 Employee Stock Purchase Plan (the "2019 ESPP") [Member]
Subsequent Event [Line Items]
Number of shares authorized to be issued	1,200,000
Subsequent Event [Member] | After Stock Split [Member]
Subsequent Event [Line Items]
Common Stock, shares authorized	1,200,000,000
Common stock, par value per share | $ / shares	$ 0.001
Subsequent Event [Member] | After Stock Split [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, voting rights	One vote per share
Subsequent Event [Member] | After Stock Split [Member] | Common Class A [Member] | 2019 Equity Incentive Plan (the "2019 Plan") [Member]
Subsequent Event [Line Items]
Number of shares authorized to be issued	40,000,000
Subsequent Event [Member] | After Stock Split [Member] | Common Class A [Member] | 2019 Employee Stock Purchase Plan (the "2019 ESPP") [Member]
Subsequent Event [Line Items]
Number of shares authorized to be issued	12,000,000
Subsequent Event [Member] | After Stock Split [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value per share | $ / shares	$ 0.001
Common stock, voting rights	Each with ten votes per share
Subsequent Event [Member] | Expected to be paid in the first quarter of 2019 [Member]
Subsequent Event [Line Items]
Cash dividends declared | $		$ 55
Cash dividends declared, date of record		Feb. 08, 2019
Subsequent Event [Member] | Expected to be paid in the fourth quarter of 2019 [Member]
Subsequent Event [Line Items]
Cash dividends declared | $		$ 55
Cash dividends declared, date of record		Oct. 05, 2019